Basis of measurement - Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 793,310	R$ 636,490
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	80,387
Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	92,885	64,494
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings, undiscounted cash flows	990,144	701,902
Loans and financing (interest)	100,005	79,315
Bonds issued, undiscounted cash flows	463,895	545,750
Gross lease liabilities	420,536	62,484
Trade and other payables, undiscounted cash flows	276,113	232,807
Non-derivative financial liabilities, undiscounted cash flows	2,250,693	1,622,258
Liquidity risk [member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings, undiscounted cash flows	212,105	84,369
Loans and financing (interest)	21,423	9,534
Bonds issued, undiscounted cash flows	84,072	79,677
Gross lease liabilities	105,419	24,892
Trade and other payables, undiscounted cash flows	266,441	219,256
Non-derivative financial liabilities, undiscounted cash flows	689,460	417,728
Liquidity risk [member] | Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings, undiscounted cash flows	692,678	140,566
Loans and financing (interest)	69,960	15,884
Bonds issued, undiscounted cash flows	187,860	116,518
Gross lease liabilities	183,267	29,344
Trade and other payables, undiscounted cash flows	9,672	13,551
Non-derivative financial liabilities, undiscounted cash flows	1,143,437	315,863
Liquidity risk [member] | Later than two years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings, undiscounted cash flows	77,413	476,967
Loans and financing (interest)	7,819	53,897
Bonds issued, undiscounted cash flows	191,963	349,555
Gross lease liabilities	131,850	8,248
Trade and other payables, undiscounted cash flows	0	0
Non-derivative financial liabilities, undiscounted cash flows	409,045	888,667
Liquidity risk [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings, undiscounted cash flows	7,948	0
Loans and financing (interest)	803	0
Bonds issued, undiscounted cash flows	0	0
Gross lease liabilities	0	0
Trade and other payables, undiscounted cash flows	0	0
Non-derivative financial liabilities, undiscounted cash flows	R$ 8,751	R$ 0